BISYS Fund Services
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110


March 2, 2007


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

RE:    HSBC INVESTOR FUNDS (THE "TRUST")
       FILE NOS. 033-07647 AND 811-04782
       ---------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectuses dated February 28, 2007 does not differ from the form of Prospectuses contained in the most recent post-effective amendment to the Registration Statement of the Trust. This Amendment to the Registration Statement was electronically filed under 485(b) as Post-Effective Amendment No. 104 on February 28, 2007 (Accession No. 0000930413-07-001803). In addition, the supplements dated February 28, 2007 filed electronically pursuant to Rule 497(e) (Accession No. 0000930413-07-001827) are attached to the definitive form of Prospectuses.

If you have any questions regarding this certification, please contact me at
(212) 701-8684 or Gary Ashjian at (617) 824-1411.


Sincerely,

/s/Marc Schuman

Marc Schuman
Senior Counsel
BISYS Fund Services
Administrator to the Trust

Attachments

cc:    Richard Fabietti (HSBC)
       Elba Vasquez (HSBC)
       David Harris, Esq. (Dechert)
       Cynthia Baughman, Esq. (Dechert)